Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Tactical Advantage ETF
Shareholder Report [Line Items]
Fund Name	Tactical Advantage ETF
Class Name	Tactical Advantage ETF
Trading Symbol	FDAT
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tactical Advantage ETF (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tacticaladvantageetf.com. You can also request this information by contacting us at (833) 817-7010 or by writing to the Tactical Advantage ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 817-7010
Additional Information Website	www.tacticaladvantageetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Advantage ETF	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 29,786,000
Holdings Count | Holdings	14
Investment Company, Portfolio Turnover	409.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$29,786
Number of Holdings	14
Portfolio Turnover	409%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
iShares 0-3 Month Treasury Bond ETF	20.0
Vanguard Industrials ETF	10.0
SPDR Gold MiniShares Trust	7.4
SPDR S&P Homebuilders ETF	7.3
Vanguard Value ETF	7.3
VanEck Semiconductor ETF	7.2
Vanguard Mid-Cap ETF	7.2
Communication Services Select Sector SPDR Fund	7.1
Vanguard Information Technology ETF	7.0
Invesco S&P MidCap Quality ETF	6.8

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.